Lines of credit	12 Months Ended
Dec. 31, 2016
Line of credit
Lines of credit

29.  Lines of credit

As of December 31, 2016, the Group had agreements with 21 PRC commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB21,660,000. The Company was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2016.

As of December 31, 2016, under the lines of credit, the Company had RMB2,000,000 outstanding for the liquidity loans, RMB8,841,710 reserved for the issuance of bank acceptance, RMB187,662 reserved for the bank guarantee and RMB826,973 outstanding for the bank factoring.